Deferred Tax - Additional Information (Details)		12 Months Ended
	Jan. 02, 2018	Dec. 31, 2019 USD ($)	Dec. 31, 2019 GBP (£)	Dec. 31, 2017 USD ($)	Apr. 03, 2019 USD ($)	Dec. 31, 2018 USD ($)	Jun. 12, 2017 USD ($)
Deferred Tax Assets And Liabilities [Line Items]
Deferred tax recognized on acquisition		$ 5,324,000
Deferred tax release		12,800,000
Accumulated unutilized trading tax losses carried forward		629,000,000				$ 382,000,000
Unrecognized gross deferred tax asset in future tax deduction on share options		109,740,000
Net deferred tax asset		19,000,000
Unrecognized gross deferred tax asset in future tax deductions on goodwill		5,313,000				$ 0
Americas
Deferred Tax Assets And Liabilities [Line Items]
Accumulated unutilized trading tax losses carried forward		$ 80,000,000
Net operating losses carried forward term		20 years	20 years
Net operating losses carried forward expiration date		Dec. 31, 2030	Dec. 31, 2030
Maximum offset percentage of carry forward operating loss	80.00%
Brazil
Deferred Tax Assets And Liabilities [Line Items]
Trading losses carried forward utilization restriction percentage		30.00%	30.00%
Japan
Deferred Tax Assets And Liabilities [Line Items]
Net operating losses carried forward term				10 years
Trading losses carried forward utilization restriction percentage		50.00%	50.00%
UK Group profits exceeding ?5.0m | United Kingdom
Deferred Tax Assets And Liabilities [Line Items]
Additional percentage of restricted total profit offset by brought forward losses		50.00%	50.00%
Total profit offset by brought forward losses | £			£ 5,000,000
Style.com
Deferred Tax Assets And Liabilities [Line Items]
Deferred tax recognized on acquisition				$ 719,000
Deferred tax liability							$ 719,000
New Guards
Deferred Tax Assets And Liabilities [Line Items]
Deferred tax liability		$ 231,652,000
Deferred tax assets		5,324,000
Curiosity China
Deferred Tax Assets And Liabilities [Line Items]
Deferred tax liability		$ 921,000			$ 921,000